Ordinary shares (Details) (USD $)	0 Months Ended		12 Months Ended
	Apr. 08, 2011	Aug. 11, 2010	Dec. 31, 2011	Dec. 31, 2014	Dec. 31, 2013	Apr. 09, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues		50,000
Share split conversion ratio	4,000		1,382
Ordinary shares, par value	$ 1.00			$ 0.00025	$ 0.00025	$ 0.00025
Common Stock, Shares Authorized				1,000,000,000	152,097,052
Ordinary shares, shares issued	50,000				79,124,394	200,000,000
Ordinary shares, shares outstanding	50,000				79,124,394
Repurchase and retirement of shares	130,924,549
Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares Authorized				840,000,000
Ordinary shares, shares issued				89,407,395
Ordinary shares, shares outstanding				86,400,288
Common stock voting rights				1
Class B Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares Authorized				60,000,000
Ordinary shares, shares issued				58,804,840
Ordinary shares, shares outstanding				58,804,840
Common stock voting rights				10